Loan Payable - Shareholder (Details Textual) (USD $)	11 Months Ended		3 Months Ended
	Dec. 31, 2012	Feb. 27, 2012	Mar. 31, 2013 Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount		$ 85,650
Debt instrument, increase, additional borrowings	95,934
Debt instrument, decrease, repayments	50,000		35,000
Debt instrument decrease repayments for advance	$ 76,680		$ 8,400